Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS
4.	INTANGIBLE ASSETS
During the six months ended June 30, 2025 and 2024, no impairment loss related intangible assets was recognized by the Company.